Trade Receivables, Other Receivables and Prepayments (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Beginning balance, As at January 1	$ 1,359,255	$ 1,280,330
Provision provided in the year
Translation adjustment	(65,158)	78,925
Ending balance, As at December 31	$ 1,294,097	$ 1,359,255